Contingent liabilities and commitments - Summary (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 21,346	£ 21,609
Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	345,711	333,049
of which: carried at fair value | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	231	229
of which: carried at fair value | Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	18,571	9,269
Guarantees and letters of credit pledged as collateral security | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	15,549	15,665
Performance guarantees, acceptances and endorsements | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	5,797	5,944
Documentary credits and other short-term trade related transactions | Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	1,584	1,086
Standby facilities, credit lines and other commitments | Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 344,127	£ 331,963